Contingencies and Commitments - Guarantees Granted - Banchile Corredores de Bolsa S.A (Details) - Contingent Liability For Guarantees - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees:
Santiago Securities Exchange, Stock Exchange	$ 85,302	$ 59,074
Electronic Chilean Securities Exchange, Stock Exchange	6,843	17,223
Fixed income securities to guarantee CCLV system, Santiago Securities Exchange, Stock Exchange	7,985	5,976
Shares delivered to guarantee equity lending, Electronic Chilean Securities Exchange, Stock Exchange	382
Total	$ 100,512	$ 82,273